Property & Equipment, Intangible Assets, and Software Development Costs	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Property & Equipment, Intangible Assets, and Software Development Costs

Note 2 – Property & Equipment, Intangible Assets, and Software Development Costs

Property and equipment and software development costs consisted of the following as of:

	March 31, 2026	December 31, 2025

Computers and equipment	$102,125	$102,125
Furniture	11,258	11,258
Accumulated depreciation	(107,616)	(106,713)
Total property and equipment, net	$5,767	$6,670

Domain name	$3,947	$3,947
Patents	31,541	23,596
Accumulated amortization	(2,413)	(1,758)
Total intangible assets, net	$33,075	$25,785

Software development costs	$9,729,556	$9,429,985
Accumulated amortization	(8,055,703)	(7,821,166)
Total software development costs, net	$1,673,853	$1,608,819

The Company recognized depreciation expense of $903 and $1,348 for the three months ended March 31, 2026 and 2025, respectively, related to property and equipment, amortization expense of $590 and $22 for the three months ended March 31, 2026 and 2025, respectively, related to intangible assets, and amortization expense of $234,603 and $431,037 for the three months ended March 31, 2026 and 2025, respectively, related to software development costs.